PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Short-Term Investments 100.3%
Certificates of Deposit 21.0%
Adventist Health System/Sunbelt Inc.	1.670%	04/06/21	20,000	$20,115,179
Bank of America NA,
Secured Overnight Financing Rate + 0.140%	0.230(c)	05/05/21	77,000	77,001,481
Secured Overnight Financing Rate + 0.150%	0.240(c)	05/03/21	90,000	89,999,999
US Federal Funds Effective Rate + 0.180%	0.270(c)	11/05/20	44,000	44,001,999
Bank of Montreal,
3 Month LIBOR + 0.000%	0.248(c)	07/20/21	88,000	87,880,890
3 Month LIBOR + 0.050%	0.272(c)	01/28/21	15,200	15,202,540
3 Month LIBOR + 0.050%	0.299(c)	02/04/21	32,000	32,005,660
Secured Overnight Financing Rate + 0.230%	0.320(c)	04/27/21	25,000	25,012,535

Bank of Montreal	1.400	01/04/21	85,000	85,191,278

Bank of Montreal	1.400	01/04/21	100,000	100,225,029
Bank of Nova Scotia,
3 Month LIBOR + 0.080%	0.293(c)	07/29/21	95,000	95,056,305
3 Month LIBOR + 0.100%	0.343(c)	02/08/21	64,000	64,022,099
BNP Paribas SA,
Secured Overnight Financing Rate + 0.140%	0.230(c)	03/04/21	105,000	105,015,633
Secured Overnight Financing Rate + 0.200%	0.290(c)	02/10/21	120,000	120,039,780
3 Month LIBOR + 0.070%	0.319(c)	08/04/21	36,000	36,010,827
1 Month LIBOR + 0.240%	0.385(c)	07/13/21	100,000	100,099,120
Canadian Imperial Bank of Commerce,
3 Month LIBOR + 0.040%	0.257(c)	07/23/21	67,000	66,999,998
3 Month LIBOR + 0.050%	0.299(c)	09/14/21	150,000	149,666,326
3 Month LIBOR + 0.070%	0.321(c)	08/03/21	179,000	179,067,542
3 Month LIBOR + 0.160%	0.409(c)	08/06/21	50,000	50,053,020

Citibank NA	0.180	03/01/21	67,500	67,508,679

Citibank NA	0.190	03/04/21	50,000	50,007,801

Citibank NA	0.190	04/01/21	67,500	67,505,145

Citibank NA	0.270	06/14/21	70,000	70,019,800

Cooperatieve Rabobank UA	—(p)	11/02/21	100,000	99,999,999
Credit Agricole Corporate & Investment Bank, 3 Month LIBOR + 0.160%	0.390(c)	07/08/21	115,000	115,094,179
Credit Industriel et Commercial,
US Federal Funds Effective Rate + 0.210%	0.300(c)	02/04/21	50,000	50,012,634
US Federal Funds Effective Rate + 0.210%	0.300(c)	02/10/21	99,000	99,026,660
3 Month LIBOR + 0.100%	0.380(c)	02/16/21	65,000	65,024,163
3 Month LIBOR + 0.170%	0.420(c)	06/11/21	275,000	275,266,170
Credit Suisse AG,
Secured Overnight Financing Rate + 0.270%	0.360(c)	01/29/21	149,000	149,071,499
Secured Overnight Financing Rate + 0.300%	0.390(c)	08/06/21	96,000	96,074,546
Secured Overnight Financing Rate + 0.330%	0.420(c)	01/15/21	14,000	14,003,064

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)

Credit Suisse AG	1.970%	11/20/20	6,000	$6,006,366

Goldman Sachs Bank USA, Secured Overnight Financing Rate + 0.250% (Cap N/A, Floor 0.000%)	0.337(c)	02/16/21	71,000	71,035,215
Mizuho Bank Ltd.,
1 Month LIBOR + 0.150%	0.301(c)	11/20/20	50,000	50,004,561
1 Month LIBOR + 0.180%	0.332(c)	02/26/21	12,000	12,002,934
1 Month LIBOR + 0.200%	0.340(c)	01/08/21	75,000	75,016,060
1 Month LIBOR + 0.200%	0.345(c)	01/11/21	185,000	185,041,753

Mizuho Bank Ltd.	1.730	01/22/21	11,000	11,039,444

MUFG Bank Ltd.	0.230	11/12/20	50,000	50,002,382

MUFG Bank Ltd.	0.380	11/23/20	10,000	10,001,912

MUFG Bank Ltd., 3 Month LIBOR + 0.460%	0.709(c)	02/04/21	32,000	32,033,962
Natixis SA,
Secured Overnight Financing Rate + 0.250%	0.340(c)	02/12/21	122,900	122,959,010
3 Month LIBOR + 0.150%	0.359(c)	07/21/21	50,000	50,005,840

Natixis SA	0.600	02/01/21	67,000	67,072,469
Nordea Bank Abp,
3 Month LIBOR + 0.050%	0.268(c)	10/20/21	120,000	119,999,995
3 Month LIBOR + 0.100%	0.347(c)	05/21/21	32,000	32,020,996
3 Month LIBOR + 0.110%	0.358(c)	12/07/20	16,000	16,002,383
3 Month LIBOR + 0.290%	0.547(c)	02/12/21	26,000	26,024,060

Norinchukin Bank, 1 Month LIBOR + 0.170%	0.315(c)	01/29/21	151,000	151,039,237

Norinchukin Bank	0.340	01/21/21	130,000	130,044,585

Northern Trust Co. (The)	1.080	11/16/20	115,000	115,055,590

Northern Trust Co. (The)	1.100	12/16/20	135,000	135,180,558
Royal Bank of Canada,
Secured Overnight Financing Rate + 0.190%	0.280(c)	03/19/21	100,000	100,038,835
3 Month LIBOR + 0.050%	0.301(c)	08/02/21	100,000	100,030,076
3 Month LIBOR + 0.140%	0.354(c)	07/30/21	100,000	100,096,667
1 Month LIBOR + 0.760%	0.908(c)	01/15/21	150,000	150,253,311

Skandinaviska Enskilda Banken AB, 1 Month LIBOR + 0.120%	0.263(c)	12/07/20	11,000	11,001,274

Skandinaviska Enskilda Banken AB	1.050	11/16/20	185,000	185,082,985
Sumitomo Mitsui Banking Corp.,
1 Month LIBOR + 0.180%	0.320(c)	02/03/21	71,000	71,027,675
1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)	0.337(c)	01/19/21	150,000	150,058,027
1 Month LIBOR + 0.200%	0.346(c)	02/22/21	149,000	149,059,092

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)

Sumitomo Mitsui Banking Ltd., 3 Month LIBOR + 0.070%	0.326%(c)	11/30/20	65,000	$65,004,870
Svenska Handelsbanken AB,
3 Month LIBOR + 0.050%	0.280(c)	10/15/21	240,000	239,937,900
3 Month LIBOR + 0.120%	0.354(c)	07/06/21	174,000	174,129,581
3 Month LIBOR + 0.110%	0.361(c)	12/03/20	75,000	75,008,742
Toronto-Dominion Bank (The),
3 Month LIBOR + 0.100%	0.395(c)	08/20/21	50,000	50,036,083
3 Month LIBOR + 0.200%	0.422(c)	01/28/21	86,500	86,549,570

UBS AG	1.350	01/14/21	274,000	274,683,668
Wells Fargo Bank NA, 3 Month LIBOR + 0.150%	0.377(c)	01/15/21	25,000	25,008,586
Westpac Banking Corp.,
3 Month LIBOR + 0.030%	0.287(c)	02/12/21	70,000	70,021,356
3 Month LIBOR + 0.050%	0.301(c)	08/03/21	50,000	50,000,000

Total Certificates of Deposit (cost $6,352,545,407)				6,355,899,189
Commercial Paper 26.5%
Bank of America Securities, Inc., 144A, Secured Overnight Financing Rate + 0.150%	0.240(c)	05/03/21	50,000	49,994,081
Bank of Nova Scotia, 144A, 3 Month LIBOR + 0.090%	0.370(c)	02/16/21	90,000	90,030,883
BNG Bank NV, 144A	0.140(n)	11/16/20	45,000	44,997,535
CDP Financial, Inc.,
144A	0.200(n)	01/29/21	50,000	49,983,696
144A	0.401(n)	01/26/21	15,000	14,995,233
144A	0.552(n)	01/21/21	25,000	24,992,507
144A	0.603(n)	01/19/21	50,000	49,985,375
144A	0.653(n)	01/15/21	25,000	24,993,049
144A	0.805(n)	01/11/21	25,000	24,993,410
Citigroup Global Markets Inc.,
144A	0.170(n)	02/01/21	52,000	51,980,719
144A	0.200(n)	12/14/20	75,000	74,989,219
144A	0.220(n)	04/07/21	85,000	84,935,053
144A	0.220(n)	04/21/21	59,000	58,949,532
144A	0.720(n)	12/01/20	169,000	168,983,325
144A	1.670(n)	11/02/20	78,200	78,199,413

Commonwealth Bank of Australia, 144A, 3 Month LIBOR + 0.120%	0.371(c)	12/03/20	26,000	26,003,030

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
DNB Bank ASA,
144A, 3 Month LIBOR + 0.040%	0.289%(c)	02/05/21	95,000	$95,026,410
144A, 3 Month LIBOR + 0.080%	0.298(c)	07/20/21	18,000	18,005,153

European Investment Bank	0.110(n)	11/05/20	425,000	424,994,262

European Investment Bank	0.145(n)	12/16/20	75,000	74,990,208

European Investment Bank	0.331(n)	11/02/20	98,000	97,999,355
Federation Des Caisses Desjardins,
144A	0.150(n)	12/08/20	75,500	75,490,757
144A	0.180(n)	11/09/20	25,000	24,999,375
144A	0.190(n)	12/16/20	40,000	39,993,942
144A	0.200(n)	04/14/21	73,500	73,440,690
144A	0.230(n)	02/12/21	50,000	49,978,417
144A	0.300(n)	01/15/21	40,000	39,988,792
FMS Wertmanagement,
144A	0.240(n)	11/05/20	70,000	69,999,183
144A	0.250(n)	01/15/21	6,000	5,998,575

Goldman Sachs International, 144A	0.240(n)	03/25/21	60,000	59,949,386
HSBC Bank PLC,
144A	0.200(n)	01/07/21	121,000	120,948,978
144A, 3 Month LIBOR + 0.050%	0.284(c)	11/25/20	187,000	187,006,844
144A, 3 Month LIBOR + 0.130%	0.364(c)	10/06/21	75,000	74,999,993
144A, 3 Month LIBOR + 0.260%	0.511(c)	06/03/21	165,000	165,192,263
Hydro-Quebec,
144A	0.140(n)	12/01/20	88,000	87,993,507
144A	0.170(n)	11/04/20	50,000	49,996,042
JPMorgan Securities LLC,
144A, 3 Month LIBOR + 0.100%	0.342(c)	06/09/21	70,000	70,020,972
144A, 1 Month LIBOR + 0.270%	0.410(c)	01/06/21	128,000	128,040,658
KFW,
144A	0.160(n)	11/16/20	35,000	34,998,397
144A	0.160(n)	11/24/20	150,000	149,987,604
144A	0.170(n)	12/03/20	25,000	24,996,931
144A	0.170(n)	12/10/20	98,500	98,485,416
144A	0.190(n)	03/01/21	50,000	49,969,331

Kingdom of Denmark	0.150(n)	12/01/20	185,000	184,986,680

Kingdom of Denmark	0.160(n)	11/24/20	125,000	124,993,316

Kingdom of Denmark	0.160(n)	11/25/20	50,000	49,997,220
LVMH Moet Hennessy Louis Vuitton SE,
144A	0.170(n)	12/01/20	75,000	74,991,933
144A	0.229(n)	11/17/20	117,200	117,194,609

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
LVMH Moet Hennessy Louis Vuitton SE, (cont’d.)
144A	0.230%(n)	11/12/20	100,000	$99,996,750
144A	0.230(n)	11/18/20	50,000	49,997,546
144A	0.230(n)	11/19/20	50,000	49,997,417
144A	0.230(n)	03/23/21	50,700	50,664,104
144A	0.230(n)	04/20/21	175,000	174,843,648
144A	0.230(n)	04/27/21	20,000	19,981,106
144A	0.230(n)	05/04/21	50,000	49,950,400
144A	0.240(n)	11/03/20	40,000	39,999,600
144A	0.240(n)	11/16/20	18,000	17,999,227
144A	0.240(n)	04/23/21	35,000	34,968,014

Michigan State University Board of Trustee	0.170	12/17/20	18,400	18,399,759

Michigan State University Board of Trustee	0.190	12/16/20	5,000	4,999,850

Michigan State University Board of Trustee	0.210	12/15/20	11,470	11,469,312

Mitsubishi International Corp.	0.200(n)	12/02/20	27,000	26,996,708

Mitsubishi International Corp.	0.200(n)	12/17/20	15,000	14,997,040

Mitsubishi International Corp.	0.210(n)	12/01/20	30,000	29,996,480

Mitsubishi International Corp.	0.220(n)	11/10/20	61,000	60,998,192

Mizuho Bank Ltd., 144A	0.250(n)	11/13/20	50,000	49,998,250
National Securities Clearing Corp.,
144A	0.170(n)	12/15/20	40,000	39,995,144
144A	0.170(n)	12/16/20	130,000	129,983,707
Nederlandse Waterschapsbank NV,
144A	0.145(n)	11/13/20	50,000	49,997,880
144A	0.170(n)	12/18/20	50,000	49,990,881

Nestle Capital Corp., 144A	0.905(n)	11/12/20	41,000	40,999,067
Nestle Finance International Ltd., 144A	0.905(n)	11/12/20	25,000	24,999,431
Novartis Finance Corp., 144A	1.994(n)	11/02/20	20,000	19,999,812
OMERS Finance Trust,
144A	0.200(n)	03/10/21	50,000	49,970,707
144A	0.240(n)	01/20/21	11,511	11,507,120

Ontario Teachers’ Finance Trust, 144A	0.704(n)	01/08/21	50,000	49,990,570
PepsiCo, Inc., 144A	1.873(n)	12/01/20	43,000	42,997,363
Pfizer, Inc.,
144A	0.135(n)	11/23/20	76,487	76,482,768

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Pfizer, Inc., (cont’d.)
144A	0.135%(n)	11/24/20	43,793	$43,790,385

Port Authority of New York and New Jersey	0.450	12/04/20	8,000	7,999,846

Port Authority of New York and New Jersey	0.500	12/14/20	14,670	14,669,636
Province of Alberta,
144A	0.180(n)	01/15/21	100,000	99,978,397
144A	0.200(n)	03/01/21	38,000	37,983,774
144A	0.220(n)	03/24/21	50,000	49,972,410
144A	0.240(n)	06/02/21	20,000	19,980,650
144A	0.250(n)	06/10/21	149,750	149,596,015

Province of British Columbia	0.401(n)	01/22/21	145,000	144,957,370
PSP Capital, Inc.,
144A	0.190(n)	03/08/21	50,000	49,976,171
144A	0.210(n)	04/20/21	100,000	99,937,889
144A	0.210(n)	04/22/21	100,000	99,937,167
144A	0.210(n)	07/07/21	50,000	49,959,375
144A, Secured Overnight Financing Rate + 0.140%	0.220(c)	11/06/20	50,000	50,000,958

Royal Bank of Canada, 144A, Secured Overnight Financing Rate + 0.220%	0.300(c)	01/22/21	76,000	76,025,148
ST Engineering North America, Inc., 144A	0.220(n)	04/08/21	30,000	29,980,933
Svenska Handelsbanken AB,
144A, 3 Month LIBOR + 0.020%	0.271(c)	09/02/21	3,000	3,000,000
144A, 3 Month LIBOR + 0.110%	0.330(c)	06/30/21	44,000	44,030,184
144A, 1 Month LIBOR + 0.250%	0.398(c)	12/31/20	10,000	10,003,910

Swedbank AB	0.245(n)	12/14/20	50,000	49,993,438

Swedbank AB	0.245(n)	12/15/20	50,000	49,993,292

Texas Public Finance Authority	0.230	12/09/20	13,000	12,999,294
Toronto-Dominion Bank (The), 144A, 3 Month LIBOR + 0.130%	0.364(c)	07/02/21	260,000	260,277,680
Total Capital Canada Ltd.,
144A	0.170(n)	11/09/20	94,500	94,497,664
144A	0.180(n)	11/17/20	74,500	74,497,243
144A	0.180(n)	01/19/21	134,000	133,956,584
144A	0.190(n)	01/26/21	127,510	127,463,558
144A	0.200(n)	02/01/21	167,000	166,933,283
144A	0.230(n)	04/20/21	75,000	74,925,825
144A	0.481(n)	11/02/20	67,000	66,999,536

Toyota Credit Canada, Inc.	0.321(n)	01/07/21	50,000	49,979,204
Toyota Finance Australia Ltd.	0.180(n)	11/16/20	25,000	24,998,902

Toyota Finance Australia Ltd.	0.280(n)	02/10/21	25,000	24,987,626

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Toyota Finance Australia Ltd.	0.381%(n)	12/16/20	79,000	$78,987,520

Toyota Motor Credit Corp.	0.250(n)	11/25/20	24,000	23,998,163
Toyota Motor Finance (Netherlands) BV	0.381(n)	12/14/20	130,000	129,972,375
UBS AG,
144A	0.230(n)	01/22/21	24,500	24,489,367
144A, 3 Month LIBOR + 0.170%	0.394(c)	07/12/21	100,000	100,053,611

University of Texas System	0.000	01/05/21	15,000	14,994,750

University of Texas System	0.160	12/14/20	7,000	6,999,914

University of Texas System	0.170	12/10/20	5,000	5,000,000
Westpac Banking Corp.,
144A, 3 Month LIBOR + 0.090%	0.346(c)	05/28/21	90,000	90,040,772
144A, 3 Month LIBOR + 0.090%	0.346(c)	05/28/21	10,000	10,004,530

Total Commercial Paper (cost $8,034,826,612)				8,036,653,461
Corporate Bonds 0.7%
Auto Manufacturers 0.3%
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.060%	0.285(c)	10/01/21	100,000	99,999,993
Banks 0.3%
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	2.450	03/30/21	25,000	25,224,352
Wells Fargo Bank NA, Sr. Unsec’d. Notes	2.600	01/15/21	62,900	63,198,146
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.340%	0.555(c)	01/25/21	2,000	2,001,399
				90,423,897
Diversified Financial Services 0.1%
Ontario Teachers’ Finance Trust (Canada), Local Gov’t. Gtd. Notes, 144A	2.750	04/16/21	25,000	25,283,917
Insurance 0.0%
Principal Life Global Funding II, Sec’d. Notes, 144A, 3 Month LIBOR + 0.330%	0.571(c)	03/02/21	13,000	13,010,037

Total Corporate Bonds (cost $228,457,982)				228,717,844

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.3%
Alaska 0.1%
City of Valdez,
Revenue Bonds	0.140%(cc)	10/01/25	8,500	$8,500,000
Revenue Bonds	0.140(cc)	12/01/29	22,610	22,610,000
				31,110,000
California 0.0%
California Municipal Finance Authority, Revenue Bonds	0.150(cc)	12/01/29	4,330	4,330,000
Michigan 0.0%
University of Michigan, Revenue Bonds	0.130(cc)	04/01/28	13,890	13,890,000
Mississippi 0.1%
Mississippi Business Finance Corp.,
Revenue Bonds, Series D	0.110(cc)	11/01/35	9,980	9,980,000
Revenue Bonds, Series L	0.110(cc)	11/01/35	20,985	20,985,000
				30,965,000
Texas 0.1%
Board of Regents of the University of Texas System, Revenue Bonds	0.100(cc)	08/01/45	24,990	24,990,000

Total Municipal Bonds (cost $105,285,000)				105,285,000

Repurchase Agreements(m) 17.5%
Amherst Pierpont Securities LLC,
0.09%, dated 10/28/20, due 11/04/20 in the amount of $135,002,363	135,000	135,000,000
0.09%, dated 10/29/20, due 11/05/20 in the amount of $225,003,938	225,000	225,000,000
0.10%, dated 10/30/20, due 11/02/20 in the amount of $500,004,167	500,000	500,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	PrincipalAmount (000)#	Value
Repurchase Agreements (Continued)
Bank of America Securities, Inc.,
0.08%, dated 10/30/20, due 11/02/20 in the amount of $70,000,467	70,000	$70,000,000
0.11%, dated 10/26/20, due 12/01/20 in the amount of $100,011,000	100,000	100,000,000
0.13%, dated 10/07/20, due 12/07/20 in the amount of $114,025,112	114,000	114,000,000

Canadian Imperial Bank of Commerce, 0.10%, dated 10/16/20, due 11/16/20 in the amount of $100,008,611	100,000	100,000,000
Cantor Fitzgerald & Co., 0.09%, dated 10/30/20, due 11/02/20 in the amount of $500,003,750	500,000	500,000,000
CF Secured LLC, 0.09%, dated 10/30/20, due 11/02/20 in the amount of $1,000,007,500	1,000,000	1,000,000,000
Credit Agricole Corporate & Investment Bank, 0.09%, dated 10/30/20, due 11/02/20 in the amount of $247,621,857	247,620	247,620,000
Goldman Sachs & Co.,
0.09%, dated 10/27/20, due 11/03/20 in the amount of $136,002,380	136,000	136,000,000
0.09%, dated 10/28/20, due 11/04/20 in the amount of $165,002,888	165,000	165,000,000

Nomura Securities International, Inc., 0.09%, dated 10/30/20, due 11/02/20 in the amount of $485,003,638	485,000	485,000,000
RBC Dominion Securities, Inc., 0.08%, dated 10/29/20, due 11/05/20 in the amount of $265,004,122	265,000	265,000,000
Standard Chartered Bank ,
0.07%, dated 10/30/20, due 11/02/20 in the amount of $250,001,458	250,000	250,000,000
0.09%, dated 10/30/20, due 11/02/20 in the amount of $250,001,875	250,000	250,000,000

State Street Bank & Trust Co., 0.08%, dated 10/30/20, due 11/02/20 in the amount of $750,005,000	750,000	750,000,000

Total Repurchase Agreements (cost $5,292,620,000)		5,292,620,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Time Deposits 1.0%
ABN AMRO Bank NV	0.110%	11/04/20	100,000	$100,000,000
Australia & New Zealand Banking Group	0.220	12/01/20	40,000	40,000,000
Australia & New Zealand Banking Group	0.220	12/01/20	150,000	150,000,000

Total Time Deposits (cost $290,000,000)				290,000,000
U.S. Government Agency Obligations 6.2%
Federal Farm Credit Banks Funding Corp., Secured Overnight Financing Rate + 0.040% (Cap N/A, Floor 0.000%)	0.130(c)	02/09/21	21,000	21,000,954
Federal Farm Credit Banks Funding Corp., 1 Month LIBOR + (0.020)% (Cap N/A, Floor 0.000%)	0.136(c)	11/16/21	80,000	79,979,767
Federal Farm Credit Banks Funding Corp., 1 Month LIBOR + (0.010)% (Cap N/A, Floor 0.000%)	0.138(c)	06/02/21	21,000	20,999,660
Federal Farm Credit Banks Funding Corp., 1 Month LIBOR + 0.010% (Cap N/A, Floor 0.000%)	0.157(c)	12/11/20	40,000	40,000,470
Federal Farm Credit Banks Funding Corp., Secured Overnight Financing Rate + 0.070% (Cap N/A, Floor 0.000%)	0.160(c)	02/17/22	25,000	25,001,397
Federal Farm Credit Banks Funding Corp., Secured Overnight Financing Rate + 0.110%	0.200(c)	07/08/21	36,700	36,717,772
Federal Home Loan Bank, 3 Month LIBOR + (0.170)% (Cap N/A, Floor 0.000%)	0.064(c)	01/06/21	60,000	59,998,610
Federal Home Loan Bank	0.090(n)	12/22/20	90,000	89,987,408
Federal Home Loan Bank, 1 Month LIBOR + (0.050)% (Cap N/A, Floor 0.000%)	0.096(c)	02/22/21	61,000	60,995,726
Federal Home Loan Bank	0.105(n)	12/02/20	89,100	89,093,318
Federal Home Loan Bank	0.105(n)	12/04/20	860,000	859,931,200
Federal Home Loan Bank, 3 Month LIBOR + (0.135)% (Cap N/A, Floor 0.000%)	0.119(c)	02/12/21	50,000	49,997,223
Federal Home Loan Bank, 1 Month LIBOR + (0.030)% (Cap N/A, Floor 0.000%)	0.121(c)	04/20/21	23,000	22,998,533
Federal Home Loan Bank, 3 Month LIBOR + (0.090)% (Cap N/A, Floor 0.000%)	0.137(c)	12/21/20	25,000	25,001,750
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.147(c)	05/10/21	225,000	224,975,027
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.060% (Cap N/A, Floor 0.000%)	0.150(c)	02/11/22	26,000	25,999,341

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.152%(c)	09/28/21	140,000	$139,974,664

Total U.S. Government Agency Obligations (cost $1,872,692,902)				1,872,652,820
U.S. Treasury Obligations(n) 27.1%
U.S. Cash Management Bill	0.100	01/26/21	35,000	34,988,431
U.S. Cash Management Bill	0.105	02/02/21	95,000	94,981,791
U.S. Cash Management Bill	0.110	03/16/21	35,000	34,987,884
U.S. Treasury Bills	0.092	11/24/20	342,000	341,982,237
U.S. Treasury Bills	0.094	11/19/20	1,013,000	1,012,960,534
U.S. Treasury Bills	0.094	12/08/20	616,000	615,944,560
U.S. Treasury Bills	0.098	11/12/20	827,060	827,042,772
U.S. Treasury Bills	0.098	12/01/20	853,000	852,941,595
U.S. Treasury Bills	0.099	12/03/20	683,000	682,948,536
U.S. Treasury Bills	0.100	11/05/20	74,000	73,999,558
U.S. Treasury Bills	0.101	12/15/20	333,000	332,963,706
U.S. Treasury Bills	0.103	01/14/21	152,000	151,973,031
U.S. Treasury Bills	0.103	01/21/21	157,000	156,967,727
U.S. Treasury Bills	0.108	11/17/20	883,000	882,970,570
U.S. Treasury Bills	0.111	11/03/20	628,000	627,998,863
U.S. Treasury Bills	0.112	12/10/20	369,000	368,965,432
U.S. Treasury Bills	0.113	12/17/20	282,000	281,968,275
U.S. Treasury Bills	0.114	12/22/20	234,000	233,970,750
U.S. Treasury Bills	0.133	11/10/20	620,000	619,991,047

Total U.S. Treasury Obligations (cost $8,230,429,064)				8,230,547,299

TOTAL INVESTMENTS 100.3% (cost $30,406,856,967)				30,412,375,613
Liabilities in excess of other assets (0.3)%				(89,696,768)

Net Assets 100.0%				$30,322,678,845

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FFCSB	Federal Farm Credit System Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TVA	Tennessee Valley Authority

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Repurchase agreements are collateralized by FFCSB (coupon rate 5.125%, maturity date 07/09/29), FHLB (coupon rates 1.280%-2.150%, maturity dates 10/29/30-10/23/45), FHLMC (coupon rates 0.000%-9.000%, maturity dates 12/01/20-11/01/50), FNMA (coupon rates 0.000%-7.500%, maturity dates 12/01/20-02/01/57), GNMA (coupon rates 2.000%-8.000%, maturity dates 01/20/24-09/20/70), TVA (coupon rate 3.500%, maturity date 12/15/42), and U.S. Treasury Securities (coupon rates 0.000%-5.250%, maturity dates 11/27/20-11/15/48), with the aggregate value, including accrued interest, of $5,398,546,053.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of October 31, 2020.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).